DISCONTINUED OPERATIONS (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended
	Feb. 06, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
DisclosureLineElements [Line Items]
Loss from discontinued operations		$ 0	$ 0	$ 0	$ 111,312
Six Previous Owners [Member] | Red Rock Settlement [Member]
DisclosureLineElements [Line Items]
Loss from discontinued operations	$ 111,312				$ 111,312
Fair value of issuance of share	37,104
Share price	$ 3